UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–6.54	–5.38	2.17	9.96	–6.54	–24.17	23.97

Class B	–6.83	–5.27	2.11	10.26	–6.83	–23.71	23.27

Class C	–3.21	–5.07	1.98	14.33	–3.21	–22.93	21.65

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.39	2.09	2.09

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

	Class B	Class C

Start date	4-30-01	4-30-01

NAV	$12,327	$12,165

POP	$12,327	$12,165

Index	$13,211	$13,211

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P Composite 1500 Banks Index — is an unmanaged index of banking sector stocks in the S&P 1500 Index. Total return for this index is not available for the ten-year period.

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,157.10	$7.27

Class B	1,000.00	1,152.60	10.99

Class C	1,000.00	1,153.30	11.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,018.10	$6.81

Class B	1,000.00	1,014.60	10.29

Class C	1,000.00	1,014.60	10.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.36%, 2.06% and 2.06% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 Holdings (44.4% of Net Assets on 4-30-11) [1]

JPMorgan Chase & Company	5.8%	SVB Financial Group	4.2%

PNC Financial Services Group, Inc.	5.5%	Cullen/Frost Bankers, Inc.	4.1%

U.S. Bancorp.	5.2%	BB&T Corp.	3.8%

Wells Fargo & Company	4.8%	TCF Financial Corp.	3.4%

Bank of America Corp.	4.4%	Zions Bancorporation	3.2%

Industry Composition[2,3]

Commercial Banks	81%	Capital Markets	1%

Diversified Financial Services	10%	Short-Term Investments & Other	3%

Thrifts & Mortgage Finance	5%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund focuses on one sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

10	Regional Bank Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 96.58%		$645,304,304

(Cost $382,859,046)

Financials 96.58%		645,304,304

Capital Markets 1.01%

State Street Corp.	144,442	6,723,775

Commercial Banks 80.24%

1st United Bancorp, Inc. (I)	627,074	4,370,708

Ameris Bancorp (I)	450,012	4,473,119

Anchor Bancorp (I)(V)	161,584	1,641,693

Bank of Marin Bancorp	9,004	338,911

Bar Harbor Bankshares	62,294	1,820,231

BB&T Corp.	952,581	25,643,481

Bond Street Holdings LLC, Class A (I)(S)	533,196	10,663,920

Boston Private Financial Holdings, Inc.	377,618	2,639,550

Bryn Mawr Bank Corp.	383,894	7,735,464

California United Bank (I)	152,292	1,880,806

Centerstate Banks, Inc.	628,561	3,909,649

Citizens Republic Banking Corp., Inc. (I)	5,077,376	4,661,031

City Holding Company	94,723	3,230,054

Comerica, Inc.	318,909	12,096,218

Commerce Bancshares, Inc.	349,751	14,885,403

Cullen/Frost Bankers, Inc.	464,824	27,536,174

CVB Financial Corp.	495,298	4,824,203

East West Bancorp, Inc.	1,012,012	21,383,814

Evans Bancorp, Inc.	84,776	1,199,580

Fifth Third Bancorp	756,892	10,043,957

First California Financial Group, Inc. (I)	391,417	1,506,955

First Horizon National Corp.	324,384	3,552,005

First Southern Bancorp, Inc., Class B (I)	140,985	1,698,869

FNB Corp.	1,751,436	19,178,224

Glacier Bancorp, Inc.	349,656	5,255,330

Hancock Holding Company	465,738	15,211,003

Heritage Commerce Corp. (I)	712,266	3,725,151

Heritage Financial Corp.	186,223	2,744,927

Heritage Oaks Bancorp (I)	1,064,426	3,938,376

Horizon Bancorp	12,686	343,791

Huntington Bancshares, Inc.	429,784	2,918,233

Independent Bank Corp. — MA	661,869	19,399,380

See notes to financial statements	Semiannual report | Regional Bank Fund	11

	Shares	Value
Commercial Banks (continued)

Lakeland Financial Corp.	93,814	$2,055,465

M&T Bank Corp.	174,347	15,407,044

MB Financial, Inc.	549,209	11,363,134

Pacific Continental Corp.	357,041	3,409,742

Park Sterling Corp. (I)	531,988	2,540,243

PNC Financial Services Group, Inc.	590,151	36,790,013

Prosperity Bancshares, Inc.	207,906	9,532,490

Renasant Corp.	68,071	1,142,231

Sandy Spring Bancorp, Inc.	100,205	1,790,663

Sierra Bancorp	260,000	2,899,000

Southcoast Financial Corp. (I)	138,220	450,597

Sterling Bancshares, Inc.	608,255	5,407,387

Sun Bancorp, Inc. (I)	912,207	3,320,433

SunTrust Banks, Inc.	520,148	14,662,972

SVB Financial Group (I)	466,051	28,168,122

Talmer Bank & Trust Company (I)(R)	830,801	4,713,219

TCF Financial Corp.	1,472,621	22,958,161

TriCo Bancshares	377,716	6,160,548

Trustmark Corp.	90,000	2,091,600

U.S. Bancorp	1,353,084	34,936,629

Union First Market Bankshares Corp.	101,291	1,289,434

United Bancorp, Inc. (I)	569,987	1,994,955

Univest Corp. of Pennsylvania	36,500	613,930

Washington Banking Company	130,863	1,830,773

Washington Trust Bancorp, Inc.	224,305	5,255,466

Wells Fargo & Company	1,103,185	32,113,715

WesBanco, Inc.	244,673	4,966,862

Westamerica Bancorp.	216,693	11,005,837

Wilshire Bancorp, Inc. (I)	313,184	1,252,736

Zions Bancorporation	882,084	21,566,954

Diversified Financial Services 10.28%

Bank of America Corp.	2,420,678	29,725,926

JPMorgan Chase & Company	853,985	38,967,336

Thrifts & Mortgage Finance 5.05%

Berkshire Hill Bancorp, Inc.	386,034	8,608,558

Citizens South Banking Corp. (V)	635,611	3,019,152

Doral Financial Corp. (I)	187,788	281,682

First Defiance Financial Corp. (I)	226,178	3,094,115

First Financial Holdings, Inc.	174,172	1,912,409

Flushing Financial Corp.	230,430	3,391,930

Heritage Financial Group, Inc.	174,238	2,104,795

Home Federal Bancorp, Inc.	176,730	2,147,270

Kaiser Federal Financial Group, Inc.	200,414	2,517,200

WSFS Financial Corp.	148,312	6,669,591

12	Regional Bank Fund | Semiannual report	See notes to financial statements

			Shares	Value
Preferred Securities 0.39%				$2,600,854

(Cost $1,732,675)

Financials 0.39%				2,600,854

Commercial Banks 0.39%

First Southern Bancorp, Inc. (I)(J)			241	995,308
Monarch Financial Holdings, Inc., Series B, 7.800%			59,575	1,605,546

		Maturity
Rate (%)		date	Par value	Value
Corporate Bonds 0.14%				$975,742

(Cost $787,325)

Financials 0.14%				975,742

Commercial Banks 0.14%

Regions Financial Corp.	7.375	12-10-37	$995,655	975,742

Capital Preferred Securities 0.08%				$516,419

(Cost $428,000)

Financials 0.08%				516,419

Commercial Banks 0.08%

Banponce Trust I, Series A	8.327	02-01-27	590,000	516,419

			Shares	Value
Warrants 0.42%				$2,826,071

(Cost $3,231,258)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			176,192	2,360,973

Valley National Bancorp (Expiration Date: 11-14-18,
Strike Price: $17.77) (I)(J)			63,055	153,224

Washington Federal, Inc. (Expiration Date: 11-14-18,
Strike Price: $17.57) (I)(J)			51,979	311,874

			Par value	Value
Short-Term Investments 0.09%				$576,000

(Cost $576,000)

Repurchase Agreement 0.09%				576,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at 0.010%
to be repurchased at $576,000 on 5-2-11, collateralized by $535,000
Federal Home Loan Mortgage Corp., 4.500% due 1-15-14 (valued at
$591,175, including interest)			$576,000	576,000

Total investments (Cost $389,614,304)† 97.70%				$652,799,390

Other assets and liabilities, net 2.30%				$15,349,649

Total net assets 100.00%				$668,149,039

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Regional Bank Fund	13

Notes to Schedule of Investments

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original				percentage
	acquisition	Acquisition	Beginning	Ending share	of Fund’s net	Value as of
Issuer, description	date	cost	share amount	amount	assets	4-30-11

Talmer Bank
& Trust Company	4-30-10	$4,984,806	830,801	830,801	0.71%	$4,713,219

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 7 of the Notes to financial statements.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $393,950,506. Net unrealized appreciation aggregated $258,848,884, of which $269,330,337 related to appreciated investment securities and $10,481,453 related to depreciated investment securities.

14	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $385,264,117)	$648,138,545
Investments in affiliated issuers, at value (Cost $4,350,187) (Note 7)	4,660,845

Total investments, at value (Cost $389,614,304)	652,799,390

Cash	15,320,247
Receivable for investments sold	1,126,352
Receivable for fund shares sold	350,155
Dividends and interest receivable	749,199
Other receivables and prepaid expenses	151,942

Total assets	670,497,285

Liabilities

Payable for investments purchased	480,790
Payable for fund shares repurchased	1,217,260
Payable to affiliates
Accounting and legal services fees	25,049
Transfer agent fees	205,146
Distribution and service fees	205,675
Trustees’ fees	107,517
Other liabilities and accrued expenses	106,809

Total liabilities	2,348,246

Net assets

Capital paid-in	$388,939,938
Undistributed net investment income	263,871
Accumulated net realized gain on investments	15,760,144
Net unrealized appreciation (depreciation) on investments	263,185,086

Net assets	$668,149,039

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($601,669,005 ÷ 40,271,533 shares)	$14.94
Class B ($27,172,140 ÷ 1,872,840 shares)[1]	$14.51
Class C ($39,307,894 ÷ 2,705,724 shares)[1]	$14.53

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.73

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends from unaffiliated issuers	$5,263,151
Dividends from affiliated issuers	6,356
Interest	190,639

Total investment income	5,460,146

Expenses

Investment management fees (Note 4)	2,629,410
Distribution and service fees (Note 4)	1,231,025
Accounting and legal services fees (Note 4)	54,357
Transfer agent fees (Note 4)	630,141
Trustees’ fees (Note 4)	26,691
State registration fees	42,041
Printing and postage	59,718
Professional fees	20,966
Custodian fees	41,242
Registration and filing fees	11,043
Other	12,806

Total expenses	4,759,440

Net investment income	700,706

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	20,096,816

20,096,816
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	73,474,946
Investments in affiliated issuers	94,768

73,569,714

Net realized and unrealized gain	93,666,530

Increase in net assets from operations	$94,367,236

16	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$700,706	$1,611,307
Net realized gain	20,096,816	54,716,794
Change in net unrealized appreciation (depreciation)	73,569,714	(10,096,466)

Increase in net assets resulting from operations	94,367,236	46,231,635

Distributions to shareholders
From net investment income
Class A	(361,121)	(2,085,811)
Class B	—	(8,618)
Class C	—	(7,110)
From net realized gain
Class A	(44,148,044)	—
Class B	(2,134,025)	—
Class C	(2,722,756)	—

Total distributions	(49,365,946)	(2,101,539)

From Fund share transactions (Note 5)	4,857,308	(71,524,505)

Total increase (decrease)	49,858,598	(27,394,409)

Net assets

Beginning of period	618,290,441	645,684,850

End of period	$668,149,039	$618,290,441

Undistributed (accumulated distributions in excess of)
net investment income	$263,871	($75,714)

See notes to financial statements	Semiannual report | Regional Bank Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$13.95	$13.05	$18.19	$34.06	$41.79	$41.76
Net investment income[2]	0.02	0.04	0.19	0.47	0.66	0.67
Net realized and unrealized gain (loss)
on investments	2.11	0.91	(2.78)	(7.04)	(2.28)	4.33
Total from investment operations	2.13	0.95	(2.59)	(6.57)	(1.62)	5.00
Less distributions
From net investment income	(0.01)	(0.05)	(0.22)	(0.52)	(0.68)	(0.70)
From net realized gain	(1.13)	—	(2.33)	(8.78)	(5.43)	(4.27)
Total distributions	(1.14)	(0.05)	(2.55)	(9.30)	(6.11)	(4.97)
Net asset value, end of period	$14.94	$13.95	$13.05	$18.19	$34.06	$41.79
Total return (%)[3]	15.71[5]	7.26[4]	(12.98)[4]	(23.53)	(5.01)	12.96

Ratios and supplemental data

Net assets, end of period (in millions)	$602	$559	$584	$813	$1,268	$1,702
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.36[6]	1.38	1.55	1.35	1.27	1.29
Expenses net of fee waivers	1.36[6]	1.38	1.54	1.35	1.27	1.29
Net investment income	0.28[6]	0.30	1.56	2.33	1.76	1.66
Portfolio turnover (%)	8	24	37	23	13	7

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

18	Regional Bank Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$13.62	$12.79	$17.89	$33.66	$41.37	$41.39
Net investment income (loss)[2]	(0.03)	(0.06)	0.11	0.34	0.38	0.38
Net realized and unrealized gain (loss)
on investments	2.05	0.89	(2.75)	(6.97)	(2.25)	4.28
Total from investment operations	2.02	0.83	(2.64)	(6.63)	(1.87)	4.66
Less distributions
From net investment income	—	—[3]	(0.13)	(0.36)	(0.41)	(0.41)
From net realized gain	(1.13)	—	(2.33)	(8.78)	(5.43)	(4.27)
Total distributions	(1.13)	—	(2.46)	(9.14)	(5.84)	(4.68)
Net asset value, end of period	$14.51	$13.62	$12.79	$17.89	$33.66	$41.37
Total return (%)[4]	15.26[6]	6.52[5]	(13.60)[5]	(24.09)[5]	(5.70)	12.16

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$27	$34	$55	$125	$261
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.06[7]	2.09	2.26	2.07	1.98	1.99
Expenses net of fee waivers	2.06[7]	2.08	2.24	2.06	1.98	1.99
Net investment income (loss)	(0.42)[7]	(0.40)	0.90	1.64	1.03	0.95
Portfolio turnover (%)	8	24	37	23	13	7

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$13.63	$12.80	$17.90	$33.66	$41.37	$41.39
Net investment income (loss)[2]	(0.03)	(0.06)	0.10	0.31	0.38	0.39
Net realized and unrealized gain (loss)
on investments	2.06	0.89	(2.74)	(6.93)	(2.25)	4.27
Total from investment operations	2.03	0.83	(2.64)	(6.62)	(1.87)	4.66
Less distributions
From net investment income	—	—[3]	(0.13)	(0.36)	(0.41)	(0.41)
From net realized gain	(1.13)	—	(2.33)	(8.78)	(5.43)	(4.27)
Total distributions	(1.13)	—	(2.46)	(9.14)	(5.84)	(4.68)
Net asset value, end of period	$14.53	$13.63	$12.80	$17.90	$33.66	$41.37
Total return (%)[4]	15.33[6]	6.51[5]	(13.59)[5]	(24.06)	(5.70)	12.16

Ratios and supplemental data

Net assets, end of period (in millions)	$39	$32	$28	$37	$35	$45
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.06[7]	2.08	2.25	2.06	1.98	1.99
Expenses net of fee waivers	2.06[7]	2.08	2.23	2.06	1.98	1.99
Net investment income (loss)	(0.42)[7]	(0.41)	0.86	1.59	1.04	0.96
Portfolio turnover (%)	8	24	37	23	13	7

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Regional Bank Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Regional Bank Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Industry
Capital Markets	$6,723,775	$6,723,775	—	—
Commercial Banks	542,747,777	524,883,169	$12,156,081	$5,708,527
Diversified Financial
Services	68,693,262	68,693,262	—	—
Thrifts & Mortgage
Finance	34,058,576	34,058,576	—	—
Short-Term Investments	576,000	—	576,000	—

Total Investments in
Securities	$652,799,390	$634,358,782	$12,732,081	$5,708,527

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-10	$4,259,696
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,448,831
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-11	$5,708,527
Change in unrealized at period end*	$1,448,831

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | Regional Bank Fund	21

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

22	Regional Bank Fund | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000; (c) 0.735% of the next $1,000,000,000; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.787% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided

Semiannual report | Regional Bank Fund	23

as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $217,659 for the six months ended April 30, 2011. Of this amount, $34,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $176,495 was paid as sales commissions to broker-dealers and $6,814 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $25,672 and $2,399 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$904,096	$568,517
Class B	139,434	26,324
Class C	187,495	35,300
Total	$1,231,025	$630,141

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within

24	Regional Bank Fund | Semiannual report

Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,348,262	$34,752,007	5,281,287	$79,139,382
Distributions reinvested	2,662,118	37,802,079	118,643	1,669,445
Repurchased	(4,832,990)	(71,347,748)	(10,071,195)	(146,171,377)

Net increase (decrease)	177,390	$1,206,338	(4,671,265)	($65,362,550)

Class B shares

Sold	121,172	$1,757,070	211,600	$3,110,707
Distributions reinvested	131,304	1,815,939	548	7,347
Repurchased	(347,282)	(5,036,218)	(888,277)	(12,728,536)

Net decrease	(94,806)	($1,463,209)	(676,129)	($9,610,482)

Class C shares

Sold	577,985	$8,359,106	836,027	$12,598,040
Distributions reinvested	152,421	2,109,504	425	5,707
Repurchased	(371,907)	(5,354,431)	(643,458)	(9,155,220)

Net increase	358,499	$5,114,179	192,994	$3,448,527

Net increase (decrease)	441,083	$4,857,308	(5,154,400)	($71,524,505)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities aggregated $53,015,683 and $106,774,195, respectively, for the six months ended April 30, 2011.

Note 7 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2011 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Anchor Bancorp
bought: 161,584
sold: none	—	161,584	—	—	$1,641,693
Citizens South Banking
Corp., Inc.
bought: 42,601
sold: none	593,010	635,611	—	$6,356	$3,019,152

Semiannual report | Regional Bank Fund	25

Note 8 — Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s investment performance more volatile and investment values may rise and fall more rapidly.

26	Regional Bank Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Regional Bank Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	010SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Equity Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	26.98	2.71	3.10	—	24.05	26.98	14.31	35.66	—

Class B	27.68	2.65	3.03	—	25.08	27.68	13.96	34.80	—

Class C	31.68	3.03	2.90	—	29.08	31.68	16.08	33.03	—

Class I1	34.23	4.40	—	4.03[2]	30.87	34.23	24.04	—	46.81[2]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.36	2.06	2.06	0.89

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Cap Equity Fund | Semiannual report

	Class B	Class C	Class I [1]

Start date	4-30-01	4-30-01	8-15-01

NAV	$13,480	$13,303	$14,681

POP	$13,480	$13,303	$14,681

Index	$17,231	$17,231	$18,558

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 2000 growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From 8-15-01.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,305.90	$7.20

Class B	1,000.00	1,300.80	11.18

Class C	1,000.00	1,300.80	11.18

Class I	1,000.00	1,308.70	4.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,018.50	$6.31

Class B	1,000.00	1,015.10	9.79

Class C	1,000.00	1,015.10	9.79

Class I	1,000.00	1,020.70	4.16

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 1.96%, 1.96% and 0.83% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (23.7% of Net Assets on 4-30-11) [1]

KVH Industries, Inc.	2.9%	IMAX Corp.	2.1%

Coventry Health Care, Inc.	2.8%	Avalon Rare Metals, Inc.	2.1%

Ancestry.com, Inc.	2.8%	Tempur-Pedic International, Inc.	2.1%

Darling International, Inc.	2.5%	Cardtronics, Inc.	2.0%

Atmel Corp.	2.4%	Lazard, Ltd., Class A	2.0%

Sector Composition[2,3]

Information Technology	26%	Energy	9%

Consumer Discretionary	15%	Financials	6%

Health Care	14%	Consumer Staples	3%

Materials	12%	Short-Term Investments & Other	3%

Industrials	12%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 96.65%		$535,514,666

(Cost $394,693,810)

Consumer Discretionary 14.77%		81,855,906

Diversified Consumer Services 0.96%

Global Education & Technology Group, Ltd., ADR (I)(L)	853,311	5,350,260

Hotels, Restaurants & Leisure 3.91%

Bally Technologies, Inc. (I)	198,882	7,754,409

Bravo Brio Restaurant Group, Inc. (I)	197,361	4,073,531

WMS Industries, Inc. (I)(L)	300,093	9,843,050

Household Durables 4.01%

iRobot Corp. (I)(L)	148,199	5,249,209

Lennar Corp., Class A (L)	293,111	5,566,178

Tempur-Pedic International, Inc. (I)(L)	181,263	11,379,691

Media 2.12%

IMAX Corp. (I)	334,915	11,748,818

Specialty Retail 2.17%

A.C. Moore Arts & Crafts, Inc. (I)	1,217,400	3,311,328

Lumber Liquidators Holdings, Inc. (I)(L)	335,911	8,716,890

Textiles, Apparel & Luxury Goods 1.60%

G-III Apparel Group, Ltd. (I)	197,560	8,862,542

Consumer Staples 2.52%		13,957,766

Food Products 2.52%

Darling International, Inc. (I)	863,189	13,957,766

Energy 9.09%		50,376,063

Oil, Gas & Consumable Fuels 9.09%

Africa Oil Corp. (I)	2,699,992	5,336,347

Americas Petrogas, Inc. (I)	2,242,942	5,208,495

Americas Petrogas, Inc., Common Shares (I)	1,352,630	3,259,522

Brigham Exploration Company (I)(L)	198,478	6,654,967

International Coal Group, Inc. (I)(L)	889,255	9,808,483

Ivanhoe Energy, Inc. (I)(L)	2,337,114	6,590,661

Patriot Coal Corp. (I)	325,245	8,189,669

Surge Energy, Inc. (I)	574,147	5,327,919

See notes to financial statements	Semiannual report | Small Cap Equity Fund	11

	Shares	Value
Financials 6.16%		$34,106,472

Capital Markets 4.48%

Evercore Partners, Inc., Class A	165,371	5,769,794

Lazard, Ltd., Class A	270,348	11,084,268

Solar Senior Capital, Ltd. (I)	422,628	7,958,085

Commercial Banks 1.68%

Zions Bancorporation (L)	380,136	9,294,325

Health Care 13.89%		76,973,481

Biotechnology 0.46%

Isis Pharmaceuticals, Inc. (I)(L)	270,520	2,537,478

Health Care Equipment & Supplies 5.79%

Align Technology, Inc. (I)(L)	294,116	7,099,960

ArthroCare Corp. (I)	112,676	3,980,843

RTI Biologics, Inc. (I)	1,863,088	5,402,955

SonoSite, Inc. (I)	188,538	6,542,269

Thoratec Corp. (I)(L)	295,355	9,067,399

Health Care Providers & Services 4.72%

Coventry Health Care, Inc. (I)	487,759	15,739,983

MEDNAX, Inc. (I)	146,709	10,404,602

Life Sciences Tools & Services 0.02%

Sequenom, Inc. (I)	20,530	144,737

Pharmaceuticals 2.90%

Impax Laboratories, Inc. (I)	214,827	5,881,963

Par Pharmaceutical Companies, Inc. (I)	224,100	7,718,004

Somaxon Pharmaceuticals, Inc. (I)(L)	908,625	2,453,288

Industrials 12.21%		67,661,081

Aerospace & Defense 2.90%

Hexcel Corp. (I)	455,600	9,809,068

The KEYW Holding Corp. (I)(L)	560,239	6,269,074

Air Freight & Logistics 2.10%

Atlas Air Worldwide Holdings, Inc. (I)(L)	79,220	5,459,050

UTi Worldwide, Inc.	274,712	6,156,296

Airlines 1.56%

Copa Holdings SA, Class A	148,582	8,640,043

Building Products 2.57%

Quanex Building Products Corp.	206,614	4,330,629

Trex Company, Inc. (I)(L)	309,717	9,935,721

Commercial Services & Supplies 1.21%

Steelcase, Inc., Class A	580,666	6,706,692

Machinery 1.06%

Graham Corp.	255,666	5,849,638

Professional Services 0.81%

FTI Consulting, Inc. (I)(L)	112,904	4,504,870

12	Small Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Information Technology 25.62%		$141,941,517

Communications Equipment 4.28%

KVH Industries, Inc. (I)(V)	1,242,703	16,279,409

Meru Networks, Inc. (I)(L)	426,486	7,425,121

Electronic Equipment, Instruments & Components 0.77%

NeoPhotonics Corp. (I)(L)	392,594	4,255,719

Internet Software & Services 6.46%

Ancestry.com, Inc. (I)(L)	339,854	15,531,328

TechTarget, Inc. (I)(L)	760,198	6,568,111

The Knot, Inc. (I)	534,141	5,453,580

VistaPrint NV (I)(L)	151,068	8,218,099

IT Services 3.01%

Cardtronics, Inc. (I)	532,487	11,315,349

Telvent GIT SA (I)(L)	174,493	5,372,639

Semiconductors & Semiconductor Equipment 5.37%

Atmel Corp. (I)	863,508	13,211,672

Cavium Networks, Inc. (I)	107,446	5,073,600

Cypress Semiconductor Corp. (I)	399,516	8,693,468

Netlogic Microsystems, Inc. (I)(L)	64,485	2,781,238

Software 5.73%

Concur Technologies, Inc. (I)(L)	124,796	7,221,945

Monotype Imaging Holdings, Inc. (I)	631,439	8,587,570

Rosetta Stone, Inc. (I)(L)	555,343	7,819,229

Ultimate Software Group, Inc. (I)(L)	145,240	8,133,440

Materials 12.39%		68,642,380

Chemicals 4.07%

Karnalyte Resources, Inc. (I)	424,848	5,410,789

LSB Industries, Inc. (I)	263,677	10,639,367

Neo Material Technologies, Inc. (I)	628,470	6,502,903

Construction Materials 0.89%

Eagle Materials, Inc.	168,992	4,915,977

Metals & Mining 5.70%

Avalon Rare Metals, Inc. (I)	1,252,225	11,421,763

Focus Metals, Inc. (I)	1,746,097	1,294,140

Pretium Resources, Inc. (I)	417,928	4,302,297

Rare Element Resources, Ltd. (I)(L)	78,458	1,133,718

Rare Element Resources, Ltd. (Canadian Exchange) (I)	347,243	4,998,626

San Gold Corp. (I)	2,770,758	8,433,951

Paper & Forest Products 1.73%

Schweitzer-Mauduit International, Inc.	184,970	9,588,849

Warrants 0.06%		$369,980

(Cost $0)

Focus Metals, Inc. (Expiration Date: 5-12-13, Strike Price: CAD 1.25) (I)	873,049	104,343

Frontier Rare Earths, Ltd. (Expiration Date: 11-30-12, Strike Price:
CAD 4.60) (I)	558,105	265,637

See notes to financial statements	Semiannual report | Small Cap Equity Fund	13

	Yield (%)	Shares	Value
Securities Lending Collateral 18.57%			$102,899,266

(Cost $102,869,738)
John Hancock Collateral Investment Trust (W)	0.2616 (Y)	10,281,804	102,899,266

		Par value	Value
Short-Term Investments 0.04%			$206,000

(Cost $206,000)

Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $206,000 on 5-2-11, collateralized by $195,000 Federal Home Loan Mortgage Corp., 4.500% due
1-15-14 (valued at $215,475, including interest)		$206,000	206,000

Total investments (Cost $497,769,548)† 115.32%			$638,989,912

Other assets and liabilities, net (15.32%)			($84,910,522)

Total net assets 100.00%			$554,079,390

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $506,622,992. Net unrealized appreciation aggregated $132,366,920, of which $149,842,025 related to appreciated investment securities and $17,475,105 related to depreciated investment securities.

14	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $378,504,160) including
$103,722,004 of securities loaned (Note 2)	$519,811,237
Investments in affiliated issuers, at value (Cost $119,265,388) (Note 2) (Note 8)	119,178,675

Total investments, at value (Cost $497,769,548)	638,989,912
Cash	20,992,625
Foreign currency, at value (Cost $4,854,775)	4,911,962
Receivable for investments sold	6,716,278
Receivable for fund shares sold	545,302
Dividends and interest receivable	28,624
Receivable for securities lending income	147,529
Other receivables and prepaid expenses	116,249

Total assets	672,448,481

Liabilities

Payable for investments purchased	14,686,974
Payable for fund shares repurchased	412,725
Payable upon return of securities loaned (Note 2)	102,897,985
Payable to affiliates
Accounting and legal services fees	15,181
Transfer agent fees	155,420
Distribution and service fees	27,271
Trustees’ fees	73,756
Other liabilities and accrued expenses	99,779

Total liabilities	118,369,091

Net assets

Capital paid-in	$616,961,578
Accumulated distributions in excess of net investment income	(7,666,370)
Accumulated net realized loss on investments, written options
and foreign currency transactions	(196,464,492)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	141,248,674

Net assets	$554,079,390

See notes to financial statements	Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($459,461,721 ÷ 16,535,391 shares)	$27.79
Class B ($34,072,661 ÷ 1,351,848 shares)[1]	$25.20
Class C ($34,162,452 ÷ 1,354,501 shares)[1]	$25.22
Class I ($26,382,556 ÷ 896,857 shares)	$29.42

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$29.25

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,213,888
Securities lending	712,311
Interest	6,661
Other income	21,699
Less foreign taxes withheld	(3,164)

Total investment income	1,951,395

Expenses

Investment management fees (Note 5)	1,757,657
Distribution and service fees (Note 5)	945,116
Accounting and legal services fees (Note 5)	40,115
Transfer agent fees (Note 5)	446,141
Trustees’ fees (Note 5)	17,271
State registration fees	18,764
Printing and postage	52,008
Professional fees	8,472
Custodian fees	31,392
Registration and filing fees	19,869
Other	14,258

Total expenses	3,351,063

Net investment loss	(1,399,668)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	76,832,299
Investments in affiliated issuers	(3,529)
Written options (Note 3)	199,231
Foreign currency transactions	3,478
77,031,479
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	54,711,013
Investments in affiliated issuers	(120,035)
Translation of assets and liabilities in foreign currencies	(180,391)
54,410,587
Net realized and unrealized gain	131,442,066

Increase in net assets from operations	$130,042,398

See notes to financial statements	Semiannual report | Small Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10

Increase (decrease) in net assets

From operations
Net investment loss	($1,399,668)	($4,846,599)
Net realized gain	77,031,479	49,096,905
Change in net unrealized appreciation (depreciation)	54,410,587	61,261,151

Increase in net assets resulting from operations	130,042,398	105,511,457

Distributions to shareholders
From net investment income
Class A	(2,420,515)	—
Class B	(11,511)	—
Class C	(17,583)	—
Class I	(146,578)	—

Total distributions	(2,596,187)	—

From Fund share transactions (Note 6)	(2,657,041)	(17,959,718)

Total increase	124,789,170	87,551,739

Net assets

Beginning of period	429,290,220	341,738,481

End of period	$554,079,390	$429,290,220

Accumulated distributions in excess of net investment income	($7,666,370)	($3,670,515)

18	Small Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$21.41	$16.27	$12.58	$24.60	$22.00	$20.00
Net investment loss[2]	(0.06)	(0.21)	(0.18)	(0.18)[3]	(0.26)	(0.21)
Net realized and unrealized gain (loss)
on investments	6.59	5.35	3.87	(11.84)	2.86	2.21
Total from investment operations	6.53	5.14	3.69	(12.02)	2.60	2.00
Less distributions
From net investment income	(0.15)	—	—	—	—	—
Net asset value, end of period	$27.79	$21.41	$16.27	$12.58	$24.60	$22.00
Total return (%)[4]	30.59[5]	31.59[6]	29.33[6]	(48.86)[6]	11.82	10.00[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$459	$361	$279	$240	$539	$620
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.26[7]	1.47	1.77[8]	1.49	1.40	1.42
Expenses net of fee waivers	1.26[7]	1.47	1.71[8]	1.49	1.40	1.40
Net investment loss	(0.48)[7]	(1.11)	(1.30)	(0.95)[3]	(1.14)	(1.00)
Portfolio turnover (%)	59	79	103	58	35	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$19.38	$14.83	$11.55	$22.77	$20.50	$18.77
Net investment loss[2]	(0.13)	(0.32)	(0.25)	(0.31)[3]	(0.40)	(0.34)
Net realized and unrealized gain (loss)
on investments	5.96	4.87	3.53	(10.91)	2.67	2.07
Total from investment operations	5.83	4.55	3.28	(11.22)	2.27	1.73
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value, end of period	$25.20	$19.38	$14.83	$11.55	$22.77	$20.50
Total return (%)[4]	30.08[5]	30.68[6]	28.40[6]	(49.28)[6]	11.07	9.22[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$30	$37	$46	$146	$189
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.96[8]	2.20	2.49[7]	2.19	2.10	2.12
Expenses net of fee waivers	1.96[8]	2.20	2.45[7]	2.19	2.10	2.10
Net investment loss	(1.14)[8]	(1.84)	(2.03)	(1.70)[3]	(1.84)	(1.71)
Portfolio turnover (%)	59	79	103	58	35	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$19.40	$14.84	$11.56	$22.77	$20.50	$18.77
Net investment loss[2]	(0.13)	(0.31)	(0.26)	(0.30)[3]	(0.40)	(0.35)
Net realized and unrealized gain (loss)
on investments	5.96	4.87	3.54	(10.91)	2.67	2.08
Total from investment operations	5.83	4.56	3.28	(11.21)	2.27	1.73
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value, end of period	$25.22	$19.40	$14.84	$11.56	$22.77	$20.50
Total return (%)[4]	30.08[5]	30.73[6]	28.37[6]	(49.23)[6]	11.07	9.22[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$27	$18	$17	$43	$54
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.96[7]	2.17	2.49[8]	2.19	2.10	2.12
Expenses net of fee waivers	1.96[7]	2.17	2.43[8]	2.19	2.10	2.10
Net investment loss	(1.17)[7]	(1.81)	(2.01)	(1.67)[3]	(1.84)	(1.71)
Portfolio turnover (%)	59	79	103	58	35	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Small Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$22.71	$17.16	$13.16	$25.57	$22.73	$20.56
Net investment loss[2]	(0.04)	(0.11)	(0.07)	(0.12)[3]	(0.14)	(0.10)
Net realized and unrealized gain (loss)
on investments	7.01	5.66	4.07	(12.29)	2.98	2.27
Total from investment operations	6.97	5.55	4.00	(12.41)	2.84	2.17
Less distributions
From net investment income	(0.26)	—	—	—	—	—
Net asset value, end of period	$29.42	$22.71	$17.16	$13.16	$25.57	$22.73
Total return (%)	30.87[4]	32.34[5]	30.40[5]	(48.53)[5]	12.49	10.55

Ratios and supplemental data

Net assets, end of period (in millions)	$26	$11	$8	$3	$34	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.83[6]	0.90	0.91[7]	0.84	0.83	0.85
Expenses net of fee waivers	0.83[6]	0.90	0.91[7]	0.84	0.83	0.85
Net investment loss	(0.27)[6]	(0.53)	(0.49)	(0.57)[3]	(0.59)	(0.45)
Portfolio turnover (%)	59	79	103	58	35	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Small Cap Equity Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$81,855,906	$81,855,906	—	—
Consumer Staples	13,957,766	13,957,766	—	—
Energy	50,376,063	45,167,568	$5,208,495	—
Financials	34,106,472	34,106,472	—	—
Health Care	76,973,481	76,973,481	—	—
Industrials	67,661,081	67,661,081	—	—
Information Technology	141,941,517	141,941,517	—	—
Materials	68,642,380	67,348,240	1,294,140	—
Warrants	369,980	265,637	104,343	—
Securities Lending
Collateral	102,899,266	102,899,266	—	—
Short-Term Investments	206,000	—	206,000	—

Total Investments in
Securities	$638,989,912	$632,176,934	$6,812,978	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Semiannual report | Small Cap Equity Fund	23

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	Small Cap Equity Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $270,647,892 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expire as follows:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2011	2014	2015	2016	2017

$65,557,630	$1,384,074	$5,343,313	$151,929,003	$46,433,872

Availability of a certain amount of the loss carryforward which were acquired in previous mergers may be limited in a given year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforward, merger related transactions, wash sales loss deferrals and passive foreign investment companies.

Semiannual report | Small Cap Equity Fund	25

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended April 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended April 30, 2011, the Fund held forward foreign currency contracts with USD absolute values up to $13.1 million, as measured at each quarter end. There were no open forward foreign currency contracts at April 30, 2011.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is

26	Small Cap Equity Fund | Semiannual report

included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2011, Fund wrote option contracts to manage against anticipated changes in securities markets. The following table summarizes the Fund’s written options activities during the six months ended April 30, 2011:

	NUMBER OF
	CONTRACTS	PREMIUMS

Outstanding, beginning of period	—	—
Options written	1,538	$311,656
Options closed	(1,538)	(311,656)
Options expired	—	—
Outstanding, end of period	—	—

There were no open written options contracts at April 30, 2011.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2011:

	STATEMENT OF	FOREIGN CURRENCY	WRITTEN
RISK	OPERATIONS LOCATION	TRANSACTIONS*	OPTIONS	TOTAL

Foreign exchange contracts	Net realized gain (loss)	($212,256)	—	($212,256)
Equity contracts	Net realized gain (loss)	—	$199,231	199,231
Total		($212,256)	$199,231	($13,025)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2011:

		TRANSLATION OF ASSETS AND LIABILITIES
RISK	STATEMENT OF OPERATIONS LOCATION	IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized	($210,084)
	appreciation (depreciation) of

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Small Cap Equity Fund	27

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.685% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.700% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.64% for Class A, 2.34% for Class B, 2.34% for Class C and 1.09% for Class I shares. The expense fee waivers and/or expense reimbursements will continue in effect until February 29, 2012.

Accordingly, there were no expense reductions or reimbursements related to these agreements for the six months ended April 30, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

28	Small Cap Equity Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $100,617 for the six months ended April 30, 2011. Of this amount, $14,198 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $76,568 was paid as sales commissions to broker-dealers and $9,851 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $23,211 and $3,282 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$628,196	$382,961
Class B	163,225	29,826
Class C	153,695	28,096
Class I	—	5,258
Total	$945,116	$446,141

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Semiannual report | Small Cap Equity Fund	29

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,979,891	$49,759,770	2,017,674	$38,630,556
Issued in reorganization (Note 9)	—	—	1,617,427	29,997,835
Distributions reinvested	88,463	2,104,539	—	—
Repurchased	(2,386,535)	(59,687,786)	(3,916,290)	(73,879,147)

Net decrease	(318,181)	($7,823,477)	(281,189)	($5,250,756)

Class B shares

Sold	81,894	$1,881,269	145,556	$2,514,424
Issued in reorganization (Note 9)	—	—	170,339	2,875,127
Distributions reinvested	489	10,577	—	—
Repurchased	(298,947)	(6,751,428)	(1,211,561)	(21,038,500)

Net decrease	(216,564)	($4,859,582)	(895,666)	($15,648,949)

Class C shares

Sold	108,919	$2,538,648	85,695	$1,502,070
Issued in reorganization (Note 9)	—	—	451,828	7,632,498
Distributions reinvested	591	12,804	—	—
Repurchased	(148,574)	(3,369,438)	(370,933)	(6,417,195)

Net increase (decrease)	(39,064)	($817,986)	166,590	$2,717,373

Class I shares

Sold	576,481	$15,253,516	205,187	$4,163,294
Issued in reorganization (Note 9)	—	—	109,640	2,148,032
Distributions reinvested	5,180	130,287	—	—
Repurchased	(169,733)	(4,539,799)	(308,319)	(6,088,712)

Net increase	411,928	$10,844,004	6,508	$222,614

Net decrease	(161,881)	($2,657,041)	(1,003,757)	($17,959,718)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $291,974,889 and $288,069,999, respectively, for the six months ended April 30, 2011.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

KVH Industries, Inc.
bought: 1,242,703
sold: none	—	1,242,703	—	—	$16,279,409

30	Small Cap Equity Fund | Semiannual report

Note 9 — Reorganization

On January 13, 2010, the shareholders of John Hancock Small Cap Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Small Cap Equity Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective. The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on January 22, 2010. The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small Cap	Small Cap	$42,653,492	($1,248,734)	5,016,424	2,349,236	$381,257,669	$423,911,161
Equity Fund	Fund

Assuming the acquisition had been completed on November 1, 2009, the beginning of the annual reporting period, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment loss	($5,007,747)

Net gain	62,232,002
Increase in net assets from operations	109,367,278

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the year ended October 31, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Semiannual report | Small Cap Equity Fund	31

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Small Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	370SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock
MUTUAL FUNDS

John Hancock
Financial Industries Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–0.21	–5.14	–0.35	10.63	–0.21	–23.18	–3.41

Class B	–0.67	–5.08	–0.39	11.23	–0.67	–22.94	–3.85

Class C	3.33	–4.80	–0.52	15.10	3.33	–21.80	–5.09

Class I1	5.53	–3.71	0.64	16.78	5.53	–17.24	6.57

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.43	2.13	2.13	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Financial Industries Fund | Semiannual report

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all dividends were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C	Class I [1]

Start date	4-30-01	4-30-01	4-30-01

NAV	$9,615	$9,491	$10,657

POP	$9,615	$9,491	$10,657

Index 1	$7,573	$7,573	$7,573

Index 2	$13,211	$13,211	$13,211

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,165.10	$7.41

Class B	1,000.00	1,162.30	11.15

Class C	1,000.00	1,161.00	11.14

Class I	1,000.00	1,167.80	4.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,018.00	$6.90

Class B	1,000.00	1,014.50	10.39

Class C	1,000.00	1,014.50	10.39

Class I	1,000.00	1,020.30	4.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.08%, 2.08% and 0.91% for Class A, Class B, Class C and Class I shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 Holdings (40.3% of Net Assets on 4-30-11) [1]

JPMorgan Chase & Company	5.1%	MetLife, Inc.	3.7%

Wells Fargo & Company	4.8%	Bank of America Corp.	3.7%

PNC Financial Services Group, Inc.	4.3%	Discover Financial Services	3.7%

The Blackstone Group LP	4.3%	American Express Company	3.3%

U.S. Bancorp	4.3%	TCF Financial Corp.	3.1%

Financial Sector Composition[2,3]

Regional Banks	23%	Office REITs	2%

Diversified Banks	14%	Specialized Finance	2%

Asset Management & Custody Banks	13%	Specialized REITs	1%

Diversified Financial Services	9%	Diversified Real Estate Activities	1%

Property & Casualty Insurance	7%	Diversified REITs	1%

Consumer Finance	7%	Real Estate Development	1%

Investment Banking & Brokerage	5%	Residential REITs	1%

Life & Health Insurance	5%	Short-Term Investments & Other	4%

Retail REITs	4%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors.

10	Financial Industries Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 94.83%		$296,710,488

(Cost $237,764,877)

Financials 94.83%		296,710,488

Capital Markets 18.04%

American Capital, Ltd. (I)	542,842	5,574,986

Ameriprise Financial, Inc.	130,590	8,104,415

Apollo Global Management LLC (I)	338,117	6,113,155

Janus Capital Group, Inc.	534,063	6,499,547

Morgan Stanley	264,935	6,928,050

The Blackstone Group LP	712,251	13,490,034

The Goldman Sachs Group, Inc.	64,506	9,741,051

Commercial Banks 36.57%

1st United Bancorp, Inc. (I)	113,767	792,956

BB&T Corp.	196,849	5,299,175

Boston Private Financial Holdings, Inc.	172,714	1,207,271

East West Bancorp, Inc.	458,844	9,695,374

Fifth Third Bancorp	452,161	6,000,176

Glacier Bancorp, Inc.	162,355	2,440,196

Heritage Financial Corp.	39,471	581,803

MB Financial, Inc.	91,887	1,901,151

Nordea Bank AB	543,265	6,200,785

PNC Financial Services Group, Inc.	218,266	13,606,702

Prosperity Bancshares, Inc.	93,690	4,295,687

Skandinaviska Enskilda Banken AB, Series A	442,573	4,257,615

Sterling Bancshares, Inc.	273,736	2,433,513

Sun Bancorp, Inc. (I)	420,418	1,530,322

SVB Financial Group (I)	56,674	3,425,377

Talmer Bank & Trust Company (I)(R)	381,604	2,164,878

TCF Financial Corp. (L)	630,844	9,834,858

U.S. Bancorp	526,912	13,604,868

Union First Market Bankshares Corp.	25,649	326,512

Wells Fargo & Company	517,578	15,066,696

Zions Bancorporation	399,779	9,774,597

Consumer Finance 6.97%

American Express Company	211,345	10,372,813

Discover Financial Services	460,076	11,428,288

See notes to financial statements	Semiannual report | Financial Industries Fund	11

			Shares	Value
Diversified Financial Services 10.48%

Bank of America Corp.			935,298	$11,485,459

JPMorgan Chase & Company			349,625	15,953,389

NYSE Euronext			133,267	5,337,343

Insurance 12.44%

ACE, Ltd.			142,054	9,553,132

Assured Guaranty, Ltd.			203,632	3,461,744

MetLife, Inc.			247,668	11,588,386

Old Republic International Corp.			334,826	4,242,245

Prudential Financial, Inc.			78,510	4,979,104

The Progressive Corp.			232,793	5,107,478

Real Estate Investment Trusts 8.24%

Coresite Realty Corp.			93,962	1,483,660

DiamondRock Hospitality Company			149,778	1,803,327

Digital Realty Trust, Inc.			74,826	4,515,001

FelCor Lodging Trust, Inc. (I)			248,270	1,578,997

General Growth Properties, Inc.			147,579	2,464,569

Homburg Canada Real Estate Investment Trust			155,983	2,077,245

Kimco Realty Corp.			109,448	2,138,614

Simon Property Group, Inc.			66,556	7,623,324

Transglobe Apartment Real Estate Investment Trust			175,270	2,084,012

Real Estate Management & Development 2.05%

Altus Group Ltd.			4,632	43,326

The Howard Hughes Corp. (I)			32,017	2,073,741

The St. Joe Company (I)(L)			164,381	4,293,632

Thrifts & Mortgage Finance 0.04%

Doral Financial Corp. (I)			86,606	129,909

Preferred Securities 0.37%				$1,143,775

(Cost $1,133,290)

Financials 0.37%				1,143,775

Real Estate Investment Trusts 0.37%

FelCor Lodging Trust, Inc.			29,350	788,048

FelCor Lodging Trust, Inc., Series A			13,141	355,727

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 0.14%				$450,537

(Cost $363,538)

Financials 0.14%				450,537

Commercial Banks 0.14%

Regions Financial Corp.	7.375	12-10-37	$459,732	450,537

12	Financial Industries Fund | Semiannual report	See notes to financial statements

		Shares	Value
Investment Companies 0.27%			$834,965

(Cost $762,741)

AP Alternative Assets LP		64,486	834,965

Warrants 0.64%			$2,005,315

(Cost $2,213,809)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)		139,119	1,864,195

Washington Federal, Inc. (Expiration Date: 11-14-18,
Strike Price: $17.57) (I)(J)		23,520	141,120

	Yield (%)	Shares	Value

Securities Lending Collateral 1.73%			$5,430,273

(Cost $5,429,746)

John Hancock Collateral Investment Trust (W)	0.2616 (Y)	542,599	5,430,273

		Par value	Value

Short-Term Investments 0.14%			$449,000

(Cost $449,000)

Repurchase Agreement 0.14%			449,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.01% to be repurchased at $449,000 on 5-2-11, collateralized by $415,000 Federal Home Loan Mortgage Corp., 4.500% due
1-15-14 (valued at $458,575, including interest)		$449,000	449,000

Total investments (Cost $248,117,001)† 98.12%			$307,024,353

Other assets and liabilities, net 1.88%			$5,870,751

Total net assets 100.00%			$312,895,104

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(L) All or a portion of this security is on loan as of 4-30-11.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original				percentage
	Acquisition	Acquisition	Beginning	Ending share	of Fund’s	Value as of
Issuer, description	date	cost	share amount	amount	net assets	4-30-11

Talmer Bank
& Trust Company	4-30-10	$2,289,624	381,604	381,604	0.69%	$2,164,878

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $250,779,098. Net unrealized appreciation aggregated $56,245,255, of which $57,239,314 related to appreciated investment securities and $994,059 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Financial Industries Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments in unaffiliated issuers, at value (Cost $242,687,255) including
$5,274,257 of securities loaned (Note 2)	$301,594,080
Investments in affiliated issuers, at value (Cost $5,429,746) (Note 2)	5,430,273

Total investments, at value (Cost $248,117,001)	307,024,353
Cash	11,672,225
Receivable for investments sold	254,686
Receivable for fund shares sold	444,915
Dividends and interest receivable	361,055
Receivable for securities lending income	68,911
Other receivables and prepaid expenses	94,097

Total assets	319,920,242

Liabilities

Payable for investments purchased	273,526
Payable for fund shares repurchased	1,014,143
Payable upon return of securities loaned (Note 2)	5,429,867
Payable to affiliates
Accounting and legal services fees	8,467
Transfer agent fees	94,110
Distribution and service fees	81,851
Trustees’ fees	48,244
Other liabilities and accrued expenses	74,930

Total liabilities	7,025,138

Net assets

Capital paid-in	$331,744,360
Undistributed net investment income	1,606,564
Accumulated net realized loss on investments and foreign
currency transactions	(79,363,222)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	58,907,402

Net assets	$312,895,104

14	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($282,720,762 ÷ 24,815,549 shares)	$11.39
Class B ($15,522,472 ÷ 1,464,796 shares)[1]	$10.60
Class C ($14,644,696 ÷ 1,381,557 shares)[1]	$10.60
Class I ($7,174 ÷ 615 shares)	$11.67

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.99

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Financial Industries Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,867,141
Interest	1,187,307
Securities lending	241,606
Less foreign taxes withheld	(70,535)

Total investment income	4,225,519

Expenses

Investment management fees (Note 4)	1,215,054
Distribution and service fees (Note 4)	558,619
Accounting and legal services fees (Note 4)	24,793
Transfer agent fees (Note 4)	277,294
Trustees’ fees (Note 4)	12,917
State registration fees	22,329
Printing and postage	34,580
Professional fees	15,512
Custodian fees	19,864
Registration and filing fees	13,251
Other	9,181

Total expenses	2,203,394

Net investment income	2,022,125

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,062,633
Investments in affiliated issuers	(120)
Foreign currency transactions	28,464
13,090,977
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,521,022
Investments in affiliated issuers	527
Translation of assets and liabilities in foreign currencies	(130)
30,521,419
Net realized and unrealized gain	43,612,396

Increase in net assets from operations	$45,634,521

16	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income (loss)	$2,022,125	($952,264)
Net realized gain	13,090,977	7,243,522
Change in net unrealized appreciation (depreciation)	30,521,419	13,718,665

Increase in net assets resulting from operations	45,634,521	20,009,923

Distributions to shareholders
From net investment income
Class A	(382,037)	(1,179,418)
Class I	(31)	(47)

Total distributions	(382,068)	(1,179,465)

From Fund share transactions (Note 5)	(22,109,487)	(43,716,560)

Total increase (decrease)	23,142,966	(24,886,102)

Net assets

Beginning of period	289,752,138	314,638,240

End of period	$312,895,104	$289,752,138

Undistributed (accumulated distributions in excess of)
net investment income	$1,606,564	($33,493)

See notes to financial statements	Semiannual report | Financial Industries Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$9.79	$9.24	$8.78	$20.21	$21.38	$19.50
Net investment income (loss)[2]	0.08	(0.02)	0.05	0.11	0.13	0.13[3]
Net realized and unrealized gain (loss)
on investments	1.53	0.61	0.53	(7.62)	1.41	3.18
Total from investment operations	1.61	0.59	0.58	(7.51)	1.54	3.31
Less distributions
From net investment income	(0.01)	(0.04)	(0.12)	(0.09)	(0.14)	(0.06)
From net realized gain	—	—	—	(3.83)	(2.57)	(1.37)
Total distributions	(0.01)	(0.04)	(0.12)	(3.92)	(2.71)	(1.43)
Net asset value, end of period	$11.39	$9.79	$9.24	$8.78	$20.21	$21.38
Total return (%)[5]	16.51[6]	6.39[4]	7.02[4]	(45.40)[4]	7.84[4]	17.86[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$283	$262	$278	$296	$648	$703
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.38[8]	1.49	1.72[7]	1.51	1.40	1.46
Expenses net of fee waivers	1.38[8]	1.49	1.46[7]	1.39	1.35	1.40
Expenses net of fee waivers and credits	1.38[8]	1.49	1.46[7]	1.38	1.35	1.40
Net investment income (loss)	1.40[8]	(0.23)	0.59	0.88	0.63	0.64[3]
Portfolio turnover (%)	23	41	48	52	72	25

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.04 per share and 0.22% of average net assets.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

18	Financial Industries Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$9.12	$8.64	$8.18	$19.11	$20.34	$18.67
Net investment income (loss)[2]	0.04	(0.08)	—[3]	0.02	(0.01)	0.02[4]
Net realized and unrealized gain (loss)
on investments	1.44	0.56	0.50	(7.12)	1.35	3.02
Total from investment operations	1.48	0.48	0.50	(7.10)	1.34	3.04
Less distributions
From net investment income	—	—	(0.04)	—	—	—
From net realized gain	—	—	—	(3.83)	(2.57)	(1.37)
Total distributions	—	—	(0.04)	(3.83)	(2.57)	(1.37)
Net asset value, end of period	$10.60	$9.12	$8.64	$8.18	$19.11	$20.34
Total return (%)[6]	16.23[7]	5.56[5]	6.23[5]	(45.76)[5]	7.12[5]	17.10[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$16	$21	$30	$103	$162
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.08[9]	2.19	2.42[8]	2.21	2.10	2.16
Expenses net of fee waivers	2.08[9]	2.19	2.16[8]	2.09	2.05	2.10
Expenses net of fee waivers and credits	2.08[9]	2.19	2.16[8]	2.08	2.05	2.10
Net investment income (loss)	0.73[9]	(0.91)	(0.06)	0.19	(0.05)	0.12[4]
Portfolio turnover (%)	23	41	48	52	72	25

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.05 per share and 0.24% of average net assets.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.

See notes to financial statements	Semiannual report | Financial Industries Fund	19

CLASS C SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$9.13	$8.64	$8.17	$19.09	$20.33	$18.67
Net investment income (loss)[2]	0.03	(0.09)	(0.01)	0.02	(0.01)	—[3,4]
Net realized and unrealized gain (loss)
on investments	1.44	0.58	0.52	(7.11)	1.34	3.03
Total from investment operations	1.47	0.49	0.51	(7.09)	1.33	3.03
Less distributions
From net investment income	—	—	(0.04)	—	—	—
From net realized gain	—	—	—	(3.83)	(2.57)	(1.37)
Total distributions	—	—	(0.04)	(3.83)	(2.57)	(1.37)
Net asset value, end of period	$10.60	$9.13	$8.64	$8.17	$19.09	$20.33
Total return (%)[6]	16.10[7]	5.67[5]	6.36[5]	(45.76)[5]	7.07[5]	17.04[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$12	$15	$14	$19	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.08[9]	2.19	2.41[8]	2.21	2.10	2.16
Expenses net of fee waivers	2.08[9]	2.19	2.16[8]	2.09	2.05	2.10
Expenses net of fee waivers and credits	2.08[9]	2.19	2.16[8]	2.08	2.05	2.10
Net investment income (loss)	0.65[9]	(0.93)	(0.14)	0.17	(0.07)	(0.01)[4]
Portfolio turnover (%)	23	41	48	52	72	25

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.04 per share and 0.23% of average net assets.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.

20	Financial Industries Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.04	$9.47	$9.01	$20.65	$21.80	$19.85
Net investment income[2]	0.10	0.02	0.08	0.18	0.22	0.24[3]
Net realized and unrealized gain (loss)
on investments	1.58	0.63	0.55	(7.81)	1.44	3.24
Total from investment operations	1.68	0.65	0.63	(7.63)	1.66	3.48
Less distributions
From net investment income	(0.05)	(0.08)	(0.17)	(0.18)	(0.24)	(0.16)
From net realized gain	—	—	—	(3.83)	(2.57)	(1.37)
Total distributions	(0.05)	(0.08)	(0.17)	(4.01)	(2.81)	(1.53)
Net asset value, end of period	$11.67	$10.04	$9.47	$9.01	$20.65	$21.80
Total return (%)	16.78[5]	6.85[4]	7.60[4]	(45.18)[4]	8.31	18.49

Ratios and supplemental data

Net assets, end of year (in thousands)	$7	$6	$6	$6	$13	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.91[7]	1.38	1.40[6]	0.94	0.91	0.90
Expenses net of fee waivers	0.91[7]	1.02	0.99[6]	0.94	0.91	0.90
Expenses net of fee waivers and credits	0.91[7]	1.02	0.99[6]	0.93	0.91	0.90
Net investment income	1.83[7]	0.24	1.06	1.33	1.07	1.17[3]
Portfolio turnover (%)	23	41	48	52	72	25

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.05 per share and 0.23% of average net assets.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.

See notes to financial statements	Semiannual report | Financial Industries Fund	21

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Staotement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Financial Industries Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Capital Markets	$56,451,238	$56,451,238	—	—
Commercial Banks	114,440,512	101,817,234	$10,458,400	$2,164,878
Consumer Finance	21,801,101	21,801,101	—	—
Diversified Financial
Services	32,776,191	32,776,191	—	—
Insurance	38,932,089	38,932,089	—	—
Real Estate
Investment Trusts	25,768,749	25,768,749	—	—
Real Estate Management
& Development	6,410,699	6,410,699	—	—
Thrifts & Mortgage
Finance	129,909	129,909	—	—
Preferred Securities
Real Estate
Investment Trusts	1,143,775	1,143,775	—	—
Corporate Bonds
Commercial Banks	450,537	—	450,537	—
Investment Companies	834,965	834,965	—	—
Warrants	2,005,315	2,005,315	—	—
Securities Lending
Collateral	5,430,273	5,430,273	—	—
Short-Term Investments	449,000	—	449,000	—

Total investments
in Securities	$307,024,353	$293,501,538	$11,357,937	$2,164,878

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-10	$1,905,416
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	259,462
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-11	$2,164,878
Change in unrealized at period end*	$259,462

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

Semiannual report | Financial Industries Fund	23

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State

24	Financial Industries Fund | Semiannual report

Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $89,792,102 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $39,362,179 and October 31, 2017 — $50,429,923.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sales loss deferrals, passive foreign investment companies, partnerships and characterization of distributions.

Semiannual report | Financial Industries Fund	25

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000; (c) 0.735% of the next $1,000,000,000; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.02% for Class I shares. The expense fee waivers and/or reimbursements will continue in effect until February 29, 2012.

Accordingly, there were no expense reductions or reimbursements related to these agreements for the six months ended April 30, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

26	Financial Industries Fund | Semiannual report

CLASS	12b–1 FEE

A	0.30%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $58,471 for the six months ended April 30, 2011. Of this amount, $8,592 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $42,708 was paid as sales commissions to broker-dealers and $7,171 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $16,072 and $653 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$411,499	$250,429
B	79,803	14,567
C	67,317	12,296
I	—	2
Total	$558,619	$277,294

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within

Semiannual report | Financial Industries Fund	27

Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,134,683	$12,493,514	2,449,740	$24,109,701
Distributions reinvested	29,282	303,655	99,008	946,515
Repurchased	(3,124,493)	(33,167,066)	(5,912,156)	(58,118,064)

Net decrease	(1,960,528)	($20,369,897)	(3,363,408)	($33,061,848)

Class B shares

Sold	78,176	$795,177	164,602	$1,528,869
Repurchased	(351,375)	(3,543,493)	(898,273)	(8,353,063)

Net decrease	(273,199)	($2,748,316)	(733,671)	($6,824,194)

Class C shares

Sold	245,375	$2,533,955	149,781	$1,431,737
Repurchased	(150,866)	(1,525,229)	(575,746)	(5,262,255)

Net increase (decrease)	94,509	$1,008,726	(425,965)	($3,830,518)

Net decrease	(2,139,218)	($22,109,487)	(4,523,044)	($43,716,560)

There were no fund share transactions for Class I for the six months ended April 30, 2011 and the year ended October 31, 2010. Affiliates of the Fund owned 100% of shares of beneficial interest of Class I shares.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $66,925,080 and $94,898,736, respectively, for the six months ended April 30, 2011.

Note 7 — Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s investment performance more volatile and investment values may rise and fall more rapidly.

28	Financial Industries Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Financial Industries Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	700SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011